Share Based Compensation - Additional Information (Detail) $ in Millions					12 Months Ended
	May 17, 2022 yr	May 17, 2022 shares	May 17, 2022 $ / shares	Oct. 19, 2021 shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2022 CAD ($) shares
Statement [Line Items]
Number of share options exercised in share-based payment arrangement					0
Deferred Share Units [Member]
Statement [Line Items]
Number of outstanding share options					215,628
Number of share options exercised in share-based payment arrangement					161,070
Number of other equity instruments granted in share-based payment arrangement					156,629
Number of share options granted in share-based payment arrangement as dividend equivalents					4,441
Contributed Surplus Deficit Reserve for share-based payment compensation expense | $					$ 1.7	$ 0.7
Restricted Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	141,203	141,203
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 9.4
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents					3,479
Number of other equity instruments outstanding in share-based payment arrangement					144,682
Performance Share Units [Member]
Statement [Line Items]
Number of other equity instruments granted in share-based payment arrangement	556,348	556,348
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			$ 9.4
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents					13,740
Number of other equity instruments outstanding in share-based payment arrangement						178,407
Restricted Share Units And Performance Share Units [Member]
Statement [Line Items]
Expense from share-based payment transactions | $					$ 2.2
Administrative And Selling Expenses [Member]
Statement [Line Items]
Expense from share-based payment transactions | $					$ 1.7
Longterm Incentive Plan [Member]
Statement [Line Items]
Maximum number of common shares that may be awarded under Omnibus Plan				8,800,000